Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Feb. 23, 2026	Feb. 22, 2026	Nov. 26, 2025	Oct. 30, 2024	Sep. 25, 2024	Aug. 01, 2024	Dec. 31, 2023	Apr. 05, 2023	Jan. 27, 2023	Jun. 02, 2022
Subsequent Event [Line Items]
Ordinary shares issued					790,000	1,700,000	30,840,000	6,040,000
Ordinary shares outstanding							30,840,000
Ordinary shares par value			$ 0.00025	$ 0.00025					$ 0.00025	$ 0.00025
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse share spilt	1-for-10
Ordinary shares issued	10,000
Ordinary shares outstanding	10,000
Ordinary share	1,000
Ordinary shares par value	$ 0.0025	$ 0.00025